Segmentation of key figures (Tables)	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Disclosure of operating segments
Segmentation - Consolidated income statements
Three months ended June 30, 2019 and 2018

	Surgical		Vision Care		Company
($ millions)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Net sales to third parties	1,051	1,030	812	789	1,863	1,819
Sales to former parent	—	1	—	—	—	1
Other revenues	—	—	40	—	40	—
Net sales and other revenue	1,051	1,031	852	789	1,903	1,820
Segment contribution	217	219	135	131	352	350
Amortization of intangible assets					(270)	(258)
Impairment charges on intangible assets					—	(39)
General & administration (corporate)					(62)	(49)
Other (expense)/income, net					(73)	34
Operating (loss)/income					(53)	38
Interest expense					(35)	(6)
Other financial income & expense					(8)	(8)
(Loss)/Income before taxes					(96)	24

Six months ended June 30, 2019 and 2018

	Surgical		Vision Care		Company
($ millions)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Net sales to third parties	2,051	2,007	1,589	1,591	3,640	3,598
Sales to former parent	—	2	—	—	—	2
Other revenues	—	—	87	—	87	—
Net sales and other revenues	2,051	2,009	1,676	1,591	3,727	3,600
Segment contribution	440	422	282	314	722	736
Amortization of intangible assets					(536)	(516)
Impairment charges on intangible assets					—	(39)
General & administration (corporate)					(116)	(100)
Other (expense)/income, net					(171)	30
Operating (loss)/income					(101)	111
Interest expense					(44)	(12)
Other financial income & expense					(16)	(14)
(Loss)/Income before taxes					(161)	85

Segmentation - Additional balance sheet disclosure

	Surgical		Vision Care		Not allocated(1)		Total
($ millions)	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018
Goodwill	4,544	4,538	4,361	4,361	—	—	8,905	8,899
Intangible assets other than goodwill	6,181	6,053	1,558	1,646	2,980	2,980	10,719	10,679

(1)
Alcon brand name.

Disclosure of products and services
Net sales by segment

	Three months ended		Six months ended
($ millions)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Implantables	300	298	585	577
Consumables	588	578	1,139	1,119
Equipment/other	163	154	327	311
Total Surgical	1,051	1,030	2,051	2,007

Contact lenses	493	478	991	987
Ocular health	319	311	598	604
Total Vision Care	812	789	1,589	1,591

Net sales to third parties	1,863	1,819	3,640	3,598

Disclosure of geographical areas
Net sales by region(1)

	Three months ended				Six months ended
($ millions unless indicated otherwise)	June 30, 2019		June 30, 2018		June 30, 2019		June 30, 2018
United States	779	42%	750	41%	1,516	42%	1,462	41%
International	1,084	58%	1,069	59%	2,124	58%	2,136	59%
Net sales to third parties	1,863	100%	1,819	100%	3,640	100%	3,598	100%
(1) Net sales to third parties by location of third-party customer.